DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Long Term Debt [Abstract]
Schedule Of Long-term Debt
LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2015		2014(1)
SDG&E
First mortgage bonds (secured by plant assets):
5.3% November 15, 2015	$	―	$250
Bonds at variable rates (0.68% at December 31, 2015) March 9, 2017		140	―
1.65% July 1, 2018(2)		161	161
3% August 15, 2021		350	350
1.914% payable 2015 through February 2022		232	―
3.6% September 1, 2023		450	450
6% June 1, 2026		250	250
5% to 5.25% payable 2015 through December 2027(2)		105	150
5.875% January and February 2034(2)		176	176
5.35% May 15, 2035		250	250
6.125% September 15, 2037		250	250
4% May 1, 2039(2)		75	75
6% June 1, 2039		300	300
5.35% May 15, 2040		250	250
4.5% August 15, 2040		500	500
3.95% November 15, 2041		250	250
4.3% April 1, 2042		250	250
		3,989	3,912
Other long-term debt (unsecured unless otherwise noted):
5.3% Notes July 1, 2021(2)(3)		―	39
5.5% Notes December 1, 2021(2)(3)		―	60
4.9% Notes March 1, 2023(2)(3)		―	25
5.2925% OMEC LLC loan
payable 2013 through April 2019 (secured by OMEC plant assets)		315	325
366-day commercial paper borrowings May 2015, classified as long-term debt
(0.40% weighted average at December 31, 2014)		―	100
Capital lease obligations:
Purchased-power agreements		243	233
Other		1	1
		559	783
		4,548	4,695
Current portion of long-term debt		(50)	(365)
Unamortized discount on long-term debt		(10)	(11)
Unamortized long-term debt issuance costs		(33)	(36)
Total SDG&E		4,455	4,283

SoCalGas
First mortgage bonds (secured by plant assets):
5.45% April 15, 2018		250	250
1.55% June 15, 2018		250	―
3.15% September 15, 2024		500	500
3.2% June 15, 2025		350	―
5.75% November 15, 2035		250	250
5.125% November 15, 2040		300	300
3.75% September 15, 2042		350	350
4.45% March 15, 2044		250	250
		2,500	1,900
Other long-term debt (unsecured):
4.75% Notes May 14, 2016(2)		8	8
5.67% Notes January 18, 2028		5	5
Capital lease obligations		1	1
		14	14
		2,514	1,914
Current portion of long-term debt		(9)	―
Unamortized discount on long-term debt		(7)	(8)
Unamortized long-term debt issuance costs		(17)	(15)
Total SoCalGas		2,481	1,891

LONG-TERM DEBT (CONTINUED)
(Dollars in millions)
	December 31,
	2015	2014(1)
Sempra Energy
Other long-term debt (unsecured):
6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating
rate swaps effective January 2011 (4.77% at December 31, 2015)	$750	$750
2.3% Notes April 1, 2017	600	600
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.4% Notes March 15, 2020	500	―
2.85% Notes November 15, 2020	400	―
2.875% Notes October 1, 2022	500	500
4.05% Notes December 1, 2023	500	500
3.55% Notes June 15, 2024	500	500
3.75% Notes November 15, 2025	350	―
6% Notes October 15, 2039	750	750
Market value adjustments for interest rate swaps, net	(2)	―
Build-to-suit lease(4)	136	75
Sempra South American Utilities
Other long-term debt (unsecured):
Chilquinta Energía
4.25% Series B Bonds payable 2014 through October 30, 2030(2)	170	192
Luz del Sur
Bank loans 5.05% to 6.7% payable 2016 through December 2018	136	91
Notes at 4.75% to 8.75% payable 2014 through September 2029	292	345
Other bonds at 3.77% to 4.61% payable 2020 through May 2022	8	10
Capital lease	6	―
Sempra Mexico
Other long-term debt (unsecured):
Notes February 8, 2018 at variable rates (2.66% after floating-to-fixed rate cross-currency
swaps effective February 2013)	75	88
6.3% Notes February 2, 2023 (4.12% after cross-currency swap)	227	265
Notes at variable rates (1.28% at December 31, 2014) August 25, 2017(2)(3)	―	51
Sempra Renewables
Other long-term debt (secured by project assets):
Loan at variable rates (2.24% at December 31, 2015) payable 2012 through December 2028,
except for $69 at 4.54% after floating-to-fixed rate swaps effective June 2012(2)	91	97
Sempra Natural Gas
First mortgage bonds (Mobile Gas, secured by plant assets):
4.14% September 30, 2021	20	20
5% September 30, 2031	42	42
Other long-term debt (unsecured unless otherwise noted):
Notes at 2.87% to 3.51% October 1, 2016(2)	19	19
8.45% Notes payable 2012 through December 2017, secured by parent guarantee	11	16
3.1% Notes December 30, 2018, secured by plant assets(2)	5	5
4.5% Industrial development bonds July 1, 2024, secured by a promissory note(2)(3)	―	77
Industrial development bonds at variable rates (0.05% at December 31, 2014)
August 1, 2037, secured by letter of credit(2)(3)	―	55
	7,086	6,048
Current portion of long-term debt	(848)	(104)
Unamortized discount on long-term debt	(10)	(9)
Unamortized premium on long-term debt	5	7
Unamortized debt issuance costs	(35)	(30)
Total other Sempra Energy	6,198	5,912
Total Sempra Energy Consolidated	$13,134	$12,086
(1)	As adjusted for the retrospective adoption of ASU 2015-03.
(2) Callable long-term debt not subject to make-whole provisions.
(3)	Early redemption in 2015.
(4)	We discuss this lease in Note 15.

Schedule Of Maturities Of Long Term Debt [Abstract]
Schedule Of Maturities Of Long-term Debt
MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
				Total
			Other	Sempra
			Sempra	Energy
	SDG&E	SoCalGas	Energy	Consolidated
2016	$46	$8	$843	$897
2017	186	―	668	854
2018	207	500	662	1,369
2019	320	―	534	854
2020	36	―	932	968
Thereafter	3,509	2,005	3,307	8,821
Total	$4,304	$2,513	$6,946	$13,763
(1)	Excludes capital lease obligations, build-to-suit lease and market value adjustments for interest rate swaps.

Schedule Of Callable Long Term Debt [Abstract]
Schedule Of Callable Long-term Debt
CALLABLE LONG-TERM DEBT
(Dollars in millions)
				Total
			Other	Sempra
			Sempra	Energy
	SDG&E	SoCalGas	Energy	Consolidated
Not subject to make-whole provisions	$517	$8	$285	$810
Subject to make-whole provisions	3,472	2,505	6,661	12,638

Schedule Of Segment Long Term Debt [Abstract]
Schedule of segment long-term debt
2015 BANK LOAN DRAWS – LUZ DEL SUR
(Dollars in millions)
	Amount at
Month issued	issuance	Interest rate	Maturity date
May	$13	5.18%	May 2018
June	22	5.18%	June 2018
August	9	6.70%	February 2018
November	15	6.55%	November 2017